[INVESCO LETTERHEAD]

December 7, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Investment Funds (Invesco Investment Funds)
CIK No. 0000826644

Ladies and Gentlemen:

On behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 (the “Registration Statement”) containing a proxy statement/prospectus.  This Registration Statement is being filed to register the following:

•
Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of Invesco Balanced-Risk Commodity Strategy Fund (the “Acquiring Fund”) that will be issued to shareholders of Invesco Commodities Strategy Fund, another series portfolio of the Fund.

It is proposed that this filing will become automatically effective on January 10, 2012 pursuant to Rule 488 under the 1933 Act.  The Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is due at this time.

Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at 713.214.1968.

Very truly yours,

/S/ Stephen R. Rimes

Stephen R. Rimes
Counsel